Long-term bank loans - Maturities of Long-term Debt (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Less: current portion of long-term bank loans	$ (410,969,547)	$ (443,970,822)
Total long-term bank loans	152,088,997	$ 146,603,073
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
2024	410,969,547
2025	98,711,369
2026	23,727,918
2027	5,788,753
2028 and thereafter	$ 23,860,957